UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                     Bloomfield Hills, MI       2-3-05
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     138
                                            -------------------------

Form 13F Information Table Value Total:     $438,371
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105  821      10000  SH        SOLE           10000
Alliant Techsystems Inc.       com 018804104 1451      22200  SH        SOLE           22200
Alltel Corporation             com 020039103 2878      48975  SH        SOLE           48975
American International Group   com 026874107 6015      91599  SH        SOLE           91599
American Pacific Corporation   com 028740108  151      17700  SH        SOLE           17700
Ametek Inc.                    com 031100100 1605      45000  SH        SOLE           45000
Anadarko Petroleum Corporation com 032511107 2391      36900  SH        SOLE           36900
Arlington Hospitality, Inc.    com 041560202  149      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 1035      23340  SH        SOLE           23340
BB&T Corporation               com 066821109 3070      73000  SH        SOLE           73000
Balchem Corporation            com 057665200 2834      81700  SH        SOLE           81700
Beckman Coulter, Inc.          com 075811109 5768      86100  SH        SOLE           86100
Bed Bath and Beyond Inc.       com 075896100 1151      28900  SH        SOLE           28900
Berkshire Hathaway CLB         com 084670207 1462        498  SH        SOLE           498
Biomet, Inc.                   com 090613100 1701      39200  SH        SOLE           39200
Briggs & Stratton Corp.        com 109043109  407       9800  SH        SOLE           9800
Brookstone Inc.                com 114537103 4567     233625  SH        SOLE           233625
Brown & Brown,Inc.             com 115236101 1206      27700  SH        SOLE           27700
Brunswick Corporation          com 117043109 2425      49000  SH        SOLE           49000
C.R. Bard, Inc.                com 067383109 1676      26200  SH        SOLE           26200
Century Telephone Enterprises  com 156700106 2660      75000  SH        SOLE           75000
Champion Enterprises, Inc.     com 158496109 7079     598900  SH        SOLE           598900
Chattem, Inc.                  com 162456107 6187     186900  SH        SOLE           186900
Christopher & Banks Corp.      com 17104610512133     657600  SH        SOLE           657600
Citigroup Inc.                 com 172967101  246       5100  SH        SOLE           5100
Clarcor Inc.                   com 179895107 1413      25800  SH        SOLE           25800
Coach Inc.                     com 189754104 1297      23000  SH        SOLE           23000
Comerica Inc.                  com 200340107  744      12200  SH        SOLE           12200
Conagra Foods, Inc.            com 205887102  412      14000  SH        SOLE           14000
Countrywide Financial
  Corporation                  com 222372104 1312      35460  SH        SOLE           35460
Courier Corporation            com 222660102 1298      25000  SH        SOLE           25000
Craftmade International,Inc.   com 22413E10411503     583800  SH        SOLE           583800
Cubic Corporation              com 229669106 2116      84400  SH        SOLE           84400
Diamond Offshore Drilling, Inc.com 25271C102 4950     123600  SH        SOLE           123600
Dollar Tree Stores, Inc.       com 25674710615589     541850  SH        SOLE           541850
Dominion Resources, Inc.       com 25746u109  407       6000  SH        SOLE           6000
Donaldson Company, Inc.        com 257651109 1443      44300  SH        SOLE           44300
Dover Corporation              com 260003108 1187      28300  SH        SOLE           28300
Duke Realty Corporation        com 264411505 1263      37000  SH        SOLE           37000
Emerson Electric Co.           com 291011104  583       8319  SH        SOLE           8319
Ethan Allen Interiors Inc.     com 297602104 1669      41700  SH        SOLE           41700
Everest Re Group, Ltd.         com 012268483 6843      76400  SH        SOLE           76400
Excelon Corporation            com 30161n101  441      10000  SH        SOLE           10000
Expeditors International       com 302130109 1542      27600  SH        SOLE           27600
Exxon Mobil Corporation        com 302290101 7654     149315  SH        SOLE           149315
FPL Group, Inc.                com 302571104  605       8100  SH        SOLE           8100
FactSet Research Systems Inc.  com 303075105 1578      27000  SH        SOLE           27000
Fargo Electronics, Inc.        com 30744p102 7379     492300  SH        SOLE           492300
Fifth Third Bancorp            com 316773100  402       8500  SH        SOLE           8500
First Data Corporation         com 319963104 4135      97200  SH        SOLE           97200
Fleetwood Enterprises Inc.     com 339099103 2299     170800  SH        SOLE           170800
Fortune Brands Inc.            com 349631101 2754      35680  SH        SOLE           35680
Franklin Electric              com 353514102 1602      37900  SH        SOLE           37900
Furniture Brands International com 360921100 3795     151500  SH        SOLE           151500
Gallagher & Co., (Arthur J.)   com 363576109 1540      47400  SH        SOLE           47400
Garmin Ltd.                    com g37260109 4326      71100  SH        SOLE           71100
General Dynamics Corporation   com 369550108 9853      94200  SH        SOLE           94200
Gentex Corporation             com 371901109 2962      80000  SH        SOLE           80000
Genuine Parts Company          com 372460105 4472     101500  SH        SOLE           101500
Graco Inc.                     com 384109104 4792     128300  SH        SOLE           128300
Guidant Corp.                  com 401698105 1745      24200  SH        SOLE           24200
H & R Block, Inc.              com 093671105 750       15300  SH        SOLE           15300
Harley Davidson, Inc.          com 412822108 7837     129000  SH        SOLE           129000
Harris Corporation             com 413875105 3127      50600  SH        SOLE           50600
Health Care Property           com 421915109 2905     104900  SH        SOLE           104900
Hibbett Sporting Goods, Inc.   com 428565105 1424      53525  SH        SOLE           53525
Hillenbrand Industries, Inc.   com 431573104 2451      44130  SH        SOLE           44130
Host Marriott Corp.            com 44107P104  474      27400  SH        SOLE           27400
Huntington Bancshares Inc.     com 446150104  495      20000  SH        SOLE           20000
I. Gordon Corporation          com 382784106  252      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210513364    1511800  SH        SOLE           1511800
Integrated Circuit Systems, In com 45811k208 1339      64000  SH        SOLE           64000
Johnson Controls, Inc.         com 478366107 1691      26656  SH        SOLE           26656
Johnson & Johnson              com 478160104  217       3425  SH        SOLE           3425
Jones Apparel Group Inc.       com 480074103 8926     244075  SH        SOLE           244075
K-Swiss Inc. - Class A         com 482686102  859      29500  SH        SOLE           29500
KB Home                        com 48666k109 1775      17000  SH        SOLE           17000
Kellogg Corporation            com 487836108 1746      39100  SH        SOLE           39100
Kimberly Clark Corp.           com 316773100  210       3200  SH        SOLE           3200
Layne Christensen Company      com 521050104 1989     109600  SH        SOLE           109600
Leggett & Platt, Inc.          com 524660107 6164     216800  SH        SOLE           216800
Leucadia National Corporation  com 527288104  834      12000  SH        SOLE           12000
Lifetime Hoan Corporation      com 531926103 8245     518568  SH        SOLE           518568
Lincare Holdings Inc.          com 532791100 5156     120900  SH        SOLE           120900
Littelfuse, Inc.               com 537008104  365      10700  SH        SOLE           10700
MBIA Inc.                      com 55262C100 2518      39800  SH        SOLE           39800
Mackinac Financial Corporation com 554571109  674      37500  SH        SOLE           37500
Manor Care, Inc.               com 564055101 3479      98200  SH        SOLE           98200
Maritrans Inc.                 com 570363101  636      35000  SH        SOLE           35000
Matthews International Corp.   com 577128101  368      10000  SH        SOLE           10000
McCormick & Co. Inc.           com 579780206 1668      43200  SH        SOLE           43200
Merck & Co., Inc.              com 589331107  285       8852  SH        SOLE           8852
Mettler-Toledo Intl Inc.       com 592688105 1642      32000  SH        SOLE           32000
Mohawk Industries Inc.         com 608190104 9068      99380  SH        SOLE           99380
Monaco Coach Corporation       com 60886R103 3147     153000  SH        SOLE           153000
Mylan Laboratories             com 628530107 7873     445300  SH        SOLE           445300
National City Corporation      com 635405103 2088      55600  SH        SOLE           55600
National Dentex Corporation    com 63563h109 1522      50000  SH        SOLE           50000
National Fuel Gas              com 636180101  397      14000  SH        SOLE           14000
Navigant Consulting, Inc.      com 63935n107  269      10100  SH        SOLE           10100
Neogen Corporation             com 640491106 3964     175000  SH        SOLE           175000
Nobel Learning
  Communities, Inc.            com 654889104  379      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105 8863     307225  SH        SOLE           307225
PICO Holdings, Inc.            com 693366205  935      45000  SH        SOLE           45000
Patterson Companies Inc.       com 703395103 1692      39000  SH        SOLE           39000
Patterson-UTI Energy, Inc.     com 703414102 4711     242200  SH        SOLE           242200
Pier 1 Imports, Inc.           com 720279108 5965     302800  SH        SOLE           302800
Pinnacle West Capital Corp.    com 723484101  444      10000  SH        SOLE           10000
Pioneer Natural Resources Co.  com 723787107 4825     137450  SH        SOLE           137450
Plum Creek Timber Company, Inc.com 729251108  746      19400  SH        SOLE           19400
Polaris Industries Inc.        com 73106810213992     205700  SH        SOLE           205700
ProQuest Company               com 74346P102 3816     128500  SH        SOLE           128500
Pulte Homes Inc.               com 74586710114380     225400  SH        SOLE           225400
Rockwell Collins, Inc.         com 774341101 2849      72250  SH        SOLE           72250
Ross Stores, Inc.              com 77829610310288     356350  SH        SOLE           356350
SEI Investments Co.            com 784117103 1686      40200  SH        SOLE           40200
STERIS Corporation             com 85915210014168     597300  SH        SOLE           597300
Schering-Plough                com 806605101  692      33150  SH        SOLE           33150
Simpson Manufacturing Co., Inc.com 829073105 5235     150000  SH        SOLE           150000
Sparton Corp.                  com 847235108 1197     132895  SH        SOLE           132895
Stryker Corp.                  com 863667101  796      16500  SH        SOLE           16500
Sungard Data Systems, Inc.     com 867914103 7945     280450  SH        SOLE           280450
Superior Uniform Group Inc.    com 868358102  897      60000  SH        SOLE           60000
Synovus Financial Corp.        com 87161c105 1289      45100  SH        SOLE           45100
Teleflex Inc.                  com 879369106 2597      50000  SH        SOLE           50000
The Goldman Sachs Group, Inc.  com 38141G104  229       2200  SH        SOLE           2200
The Ryland Group, Inc.         com 783764103  863      15000  SH        SOLE           15000
The Southern Company           com 842587107  446      13300  SH        SOLE           13300
Toll Brothers Inc.             com 889478103 1002      14600  SH        SOLE           14600
Tractor Supply Company         com 892356106  558      15000  SH        SOLE           15000
Transocean Inc.                com G90078109 2543      60000  SH        SOLE           60000
Unico American Corporation     com 904607108 5084     535145  SH        SOLE           535145
Velcro Industries N.V.         com 922571104 2102     158486  SH        SOLE           158486
Washington Real Estate
  Investment Trust             com 939653101 2029      59900  SH        SOLE           59900
Waters Corporation             com 941848103 4712     100700  SH        SOLE           100700
Weyco Group, Inc.              com 962149100  868      20000  SH        SOLE           20000
XTO Energy Inc.                com 98385x106 5033     142250  SH        SOLE           142250
Young Innovations, Inc.        com 987520103 1349      40000  SH        SOLE           40000